Exceptional items - Schedule of exceptional items - Narrative (Details) $ in Millions, ₩ in Billions				12 Months Ended
	Oct. 27, 2023 USD ($)	Oct. 27, 2023 KRW (₩)	May 26, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				$ (3,428)	$ (3,002)	$ (3,301)
Net cash inflow from operating activities				4,297	4,105	3,636
Non-operating items				(220)	(70)	364
Borrowing cost capitalized exceptional				58	0	0
Guinness Cameroun SA
Disclosure Of Exceptional Items [Line Items]
Consideration paid (received)			$ (475)
Non-operating items						343
Windsor business
Disclosure Of Exceptional Items [Line Items]
Consideration paid (received)	$ (152)	₩ (206)
Exchange recycled from other comprehensive income					(26)
Non-operating items					(58)
Diageo Operations Italy S.p.A.
Disclosure Of Exceptional Items [Line Items]
Non-operating items				(29)
Distill Ventures exits
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss				458
Net cash inflow from operating activities				(12)	0	0
Aviation American gin
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss				231
Various US brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss				170
Bell's brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss				51
Brand and tangible asset impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss				910	(224)	613
Shui Jing Fang brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss					(379)
Chase Brand, Goodwill And Related Goodwill
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss					101
US ready to drink portfolio impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss					54
McDowell's No.1 brand impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss						517
SIA brand impairment [Member]
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss						36
Copper Dog impairment
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss						31
Director's Special
Disclosure Of Exceptional Items [Line Items]
Impairment loss recognised in profit or loss						29
Supply Chain Agility Programme
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				$ (225)	(61)	(121)
Spanning Programme, Period				3 years
Restructuring cash expenditure				$ 38	26
Net cash inflow from operating activities				(38)	(26)	(14)
North America plant sale
Disclosure Of Exceptional Items [Line Items]
Restructuring cash expenditure				(35)
Distribution model change in France
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				(145)	0	0
Net cash inflow from operating activities				(48)	(55)	0
Various dispute and litigation matters in North America and Europe
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				(51)	(107)	0
USVI cover-over
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				(38)	0	0
Distribution termination fee
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				0	0	(55)
Net cash inflow from operating activities					(55)
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income				0	0
Net cash inflow from operating activities				0	(2)	(16)
Unused provision reversed, other provisions						23
Guinness Nigeria plc
Disclosure Of Exceptional Items [Line Items]
Exchange recycled from other comprehensive income				(175)
Non-operating items				(125)	(6)
Pampero Brand and Inventory
Disclosure Of Exceptional Items [Line Items]
Non-operating items				53	0	0
Cacique brand disposal
Disclosure Of Exceptional Items [Line Items]
Non-operating items				(20)	0	0
Safari brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items				15	0	0
Ciroc LLC arrangement
Disclosure Of Exceptional Items [Line Items]
Non-operating items				(11)	0	0
Guinness Cameroun SA
Disclosure Of Exceptional Items [Line Items]
Exchange recycled from other comprehensive income						19
Non-operating items				(8)	(10)	343
MHD France joint operation disposal
Disclosure Of Exceptional Items [Line Items]
Non-operating items				(5)	0	0
Windsor business
Disclosure Of Exceptional Items [Line Items]
Exchange recycled from other comprehensive income					(26)
Non-operating items				4	(58)	0
Seychelles Breweries Limited prospective sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items				(4)	0	0
Ritual acquisition
Disclosure Of Exceptional Items [Line Items]
Non-operating items				25	0	0
Nao Spirits acquisition
Disclosure Of Exceptional Items [Line Items]
Non-operating items				(1)	0	0
Other non-operating exceptional items
Disclosure Of Exceptional Items [Line Items]
Non-operating items				$ 0	$ 4	$ 21